Segment Reporting (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description Of Accounting Policy For Segment Reporting Text Block Abstract
Operating segments, description		In 2020, the Company operated through two operating segments: products segment and services segment. In 2021, the Company has three operating segments: products segment, Patient services segment and Covid -19 testing services segment, as follows:
Recognized revenue	$ 200
Revenue cost of services	$ 2,800